Commitments and contingencies	12 Months Ended
Mar. 31, 2021
Disclosure of commitments and contingencies [Abstract]
Commitments and contingencies [Text Block]

16. Commitments and contingencies

(a) Service agreements

The Company has a service agreement to operate and maintain their data centre computing equipment for the purpose of mining crypto currency on the cloud. As part of the arrangement, proprietary software is installed on the Company's computing equipment to assist in optimizing the use of the equipment.

(b) Power purchase agreement

The Company has a supplemental power pricing arrangement that was entered into in order to fix 12 MW of electricity consumption each month at a set price. The fixed price agreement was assessed and is being accounted for as an executory contract whereby the monthly electricity costs are expensed as incurred.

(c) Capital and other commitments:

There were no capital or other commitments at the current or prior year end in addition to the commitments disclosed above.

(d) Obligations on Mining equipment

The Company had purchase commitments of $44,589,100.